Intangible assets and Goodwill - Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Trademarks | Minimum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	2 years
Trademarks | Maximum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	10 years
Developed Technologies | Minimum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	6 years
Developed Technologies | Maximum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	18 years
Patents and licences | Minimum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	5 years
Patents and licences | Maximum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	15 years
Customer List | Minimum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	5 years
Customer List | Maximum
Intangible assets and Goodwill
Useful lives of intangible assets, excluding goodwill (in years)	8 years